Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2014	2013
Cost:
Land	$8,821	$8,905
Buildings	148,881	144,038
Leasehold improvements	2,114	1,757
Machinery and equipment	165,003	157,086
Computer equipment	28,329	33,621
Motor vehicles	247	220
Furniture, fixtures and office equipment	9,216	9,148
Advances for property and equipment	1,987	1,333

	364,598	356,108

Accumulated depreciation and impairment charges:
Buildings	$52,615	$47,987
Leasehold improvements	1,250	1,750
Machinery and equipment	124,484	121,044
Computer equipment	27,117	32,485
Motor vehicles	170	152
Furniture, fixtures and office equipment	7,546	7,425

	213,182	210,843

Depreciated cost	$151,416	$145,265